Deferred income tax	12 Months Ended
Dec. 31, 2024
Deferred income tax
Deferred income tax

35   Deferred income tax

(a)	Deferred tax assets

The movements of deferred tax assets were as follows:

		Accelerated
		amortization
		of intangible
	Tax losses	assets	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2022	542,241	185,248	51,906	779,395
Recognized in the profit or loss	40,384	(27,336)	359	13,407
At December 31, 2023	582,625	157,912	52,265	792,802
Recognized in the profit or loss	(422,992)	(31,479)	(20,970)	(475,441)
At December 31, 2024	159,633	126,433	31,295	317,361

35   Deferred income tax (Continued)

(b)	Deferred tax liabilities

The movements of deferred tax liabilities were as follows:

	Intangible
	assets
	acquired
	through
	business
	combination	Others	Total
	RMB’000	RMB’000	RMB’000
At December 31, 2022	5,196	13,436	18,632
Recognized in the profit or loss	(3,117)	11,090	7,973
At December 31, 2023	2,079	24,526	26,605
Recognized in the profit or loss	(2,079)	(20,970)	(23,049)
At December 31, 2024	—	3,556	3,556

(c)Offsetting of deferred tax assets and deferred tax liabilities

	As at 31 December
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Deferred tax assets	779,395	792,802	317,361
Set-off of deferred tax liabilities	(13,436)	(24,526)	(3,556)
	765,959	768,276	313,805

The deferred income tax for the year ended December 31, 2024 was mainly due to a reversal of deferred income tax assets. The Group considered that a reversal of deferred income tax assets in the amount of RMB454,471,000 for the year ended December 31, 2024 was appropriate, after taking into account (i) the discontinuation of cloud services and its corresponding impact on the business and operations of the Group, (ii) the challenging macroenvironment of the industry that the Group operates in and the Group’s expected growth, and (iii) the recent performance and expected growth of the various businesses of the Group.

	As at 31 December
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Deferred tax liabilities	18,632	26,605	3,556
Set-off of deferred tax assets	(13,436)	(24,526)	(3,556)
	5,196	2,079	—